Transactions with Related Parties (Details) - Schedule of Amounts due to the related party - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Amounts due to the related party [Abstract]
Accounts payable trade	$ 68
Accrued expenses and other	65	79
Total	$ 133	$ 79